Goodwill	12 Months Ended
Sep. 30, 2021
Intangible assets and goodwill [abstract]
Goodwill	Goodwill
The Company’s operations are managed through the following nine operating segments, namely: Western and Southern Europe (primarily France and Portugal); United States (U.S.) Commercial and State Government; Canada; U.S. Federal; United Kingdom (U.K.) and Australia; Central and Eastern Europe (primarily Germany and the Netherlands); Scandinavia; Finland, Poland and Baltics; and Asia Pacific Global Delivery Centers of Excellence (mainly India and Philippines) (Asia Pacific).
The operating segments reflect the current management structure and the way that the chief operating decision-maker, who is the President and Chief Executive Officer of the Company, evaluates the business.
The Company completed the annual impairment test during the fourth quarter of the fiscal year 2021 and did not identify any impairment.
The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2020	1,089,099	1,147,307	1,142,148	999,162	904,972	985,849	1,169,873	659,878	281,643	8,379,931
Business acquisitions (Note 26)	(994)	75,697	—	(2,740)	(276)	1,812	—	—	—	73,499
Foreign currency translation adjustment	(65,755)	(53,232)	—	(48,640)	(8,775)	(56,300)	(29,300)	(39,888)	(11,839)	(313,729)
As at September 30, 2021	1,022,350	1,169,772	1,142,148	947,782	895,921	931,361	1,140,573	619,990	269,804	8,139,701
Key assumptions in goodwill impairment testing
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2021	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.0	8.5	9.1	8.1	8.8	9.4	9.3	9.5	18.5
Long-term growth rate of net operating cash flows[1]	1.6	2.0	2.0	2.0	1.9	1.8	1.8	1.7	2.0

2020	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	11.2	9.3	9.6	8.5	9.3	10.2	10.0	10.8	23.0
Long-term growth rate of net operating cash flows[1]	1.7	2.0	2.0	2.0	2.0	1.9	1.9	1.7	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.